Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits [line items]
Deposits from customers	$ 1,035,957,929	$ 1,020,886,486
Domestic currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	837,609,140	769,928,815
Domestic currency deposits [member] | Checking accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	239,632,269	158,529,340
Domestic currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	239,205,261	276,181,268
Domestic currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	330,576,459	315,034,243
Domestic currency deposits [member] | Time deposits - UVA [member]
Disclosure Of Deposits [line items]
Deposits from customers	15,441,189	8,400,426
Domestic currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	3,031,493	2,912,666
Domestic currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	9,722,469	8,870,872
Foreign currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	198,348,789	250,957,671
Foreign currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	163,281,031	202,279,348
Foreign currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	33,943,384	46,993,451
Foreign currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,057,207	1,544,602
Foreign currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	$ 67,167	$ 140,270